IMPAIRMENT OF ASSETS (Details) $ in Thousands		6 Months Ended	12 Months Ended
	May 01, 2017 USD ($)	Jun. 30, 2015 USD ($)	Dec. 31, 2017 USD ($) $ / bbl	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($) $ / bbl
IMPAIRMENT OF NON-CURRENT ASSETS
Impairment expense (adjustment)			$ 5,583	$ 10,203	$ 321,918
Loss on sale of non-current assets			$ 1,461		$ (790)
Producing properties pre-tax rate
IMPAIRMENT OF NON-CURRENT ASSETS
Discount rate			9.00%
Undeveloped properties pre-tax rate
IMPAIRMENT OF NON-CURRENT ASSETS
Discount rate			20.00%
Producing properties post-tax rate
IMPAIRMENT OF NON-CURRENT ASSETS
Discount rate			9.00%
Discount rate					9.00%
Undeveloped properties post-tax rate
IMPAIRMENT OF NON-CURRENT ASSETS
Discount rate			20.00%
Discount rate					10.00%
Undeveloped properties risk-adjustment rate
IMPAIRMENT OF NON-CURRENT ASSETS
Discount rate					20.00%
Year 1
IMPAIRMENT OF NON-CURRENT ASSETS
Future commodity price | $ / bbl			60.00		40.00
1-2 Years
IMPAIRMENT OF NON-CURRENT ASSETS
Future commodity price | $ / bbl			62.50		50.00
2-3 Years
IMPAIRMENT OF NON-CURRENT ASSETS
Future commodity price | $ / bbl			65.00		60.00
3-4 Years
IMPAIRMENT OF NON-CURRENT ASSETS
Future commodity price | $ / bbl			67.50
4-5 Years
IMPAIRMENT OF NON-CURRENT ASSETS
Future commodity price | $ / bbl			70.00
Later than three years
IMPAIRMENT OF NON-CURRENT ASSETS
Future commodity price | $ / bbl					70.00
More than 5 years
IMPAIRMENT OF NON-CURRENT ASSETS
Future commodity price | $ / bbl			75.00
Dimmit County
IMPAIRMENT OF NON-CURRENT ASSETS
Fair value less costs to sell			$ 61,000
Impairment expense			5,400
Recoverable amount			61,000
Mississippian/Woodward assets
IMPAIRMENT OF NON-CURRENT ASSETS
Impairment expense (adjustment)				4,600
Loss on sale of non-current assets			1,300
Mississippian/Woodford
IMPAIRMENT OF NON-CURRENT ASSETS
Loss on sale of non-current assets	$ 1,300
Cooper Basin
IMPAIRMENT OF NON-CURRENT ASSETS
Fair value less costs to sell				0
Impairment expense (adjustment)			200	6,700	$ 2,200
Capital cost incurred and impaired			200
Recoverable amount				0
Cash generating unit
IMPAIRMENT OF NON-CURRENT ASSETS
Impairment expense (adjustment)				10,200
Cash generating unit | Gross impairment expense
IMPAIRMENT OF NON-CURRENT ASSETS
Impairment expense (adjustment)				11,300
Cash generating unit | Impairment adjustment
IMPAIRMENT OF NON-CURRENT ASSETS
Impairment expense (adjustment)				(1,100)
Exploration and evaluation expenditures
IMPAIRMENT OF NON-CURRENT ASSETS
Fair value less costs to sell					39,935
Impairment expense (adjustment)				7,871	(123,836)
Carrying costs				7,871	163,771
Recoverable amount					39,935
Exploration and evaluation expenditures | Dimmit County
IMPAIRMENT OF NON-CURRENT ASSETS
Fair value less costs to sell			61,064
Impairment expense (adjustment)			5,415
Carrying costs			66,479
Recoverable amount			61,064
Exploration and evaluation expenditures | Mississippian/Woodward assets
IMPAIRMENT OF NON-CURRENT ASSETS
Fair value less costs to sell					1,190
Impairment expense (adjustment)		$ 13,400			(3,974)
Carrying costs					5,164
Recoverable amount					1,190
Exploration and evaluation expenditures | Mississippian/Woodford
IMPAIRMENT OF NON-CURRENT ASSETS
Impairment expense (adjustment)				1,183
Carrying costs				1,183
Exploration and evaluation expenditures | Cooper Basin
IMPAIRMENT OF NON-CURRENT ASSETS
Fair value less costs to sell					5,234
Impairment expense (adjustment)				6,688	(2,202)
Carrying costs				6,688	7,436
Recoverable amount					5,234
Exploration and evaluation expenditures | Eagle Ford
IMPAIRMENT OF NON-CURRENT ASSETS
Fair value less costs to sell					33,511
Impairment expense (adjustment)					(117,660)
Carrying costs					151,171
Recoverable amount					33,511
Development and production assets
IMPAIRMENT OF NON-CURRENT ASSETS
Fair value less costs to sell				18,309	327,942
Impairment loss			$ 0
Impairment expense (adjustment)				3,384	(181,794)
Carrying costs				21,693	509,736
Recoverable amount				18,309	327,942
Development and production assets | Mississippian/Woodward assets
IMPAIRMENT OF NON-CURRENT ASSETS
Impairment expense (adjustment)		$ 2,600
Development and production assets | Mississippian/Woodford
IMPAIRMENT OF NON-CURRENT ASSETS
Fair value less costs to sell				18,309	19,859
Impairment expense (adjustment)				3,384	(58,081)
Carrying costs				21,693	77,940
Recoverable amount				$ 18,309	19,859
Development and production assets | Eagle Ford
IMPAIRMENT OF NON-CURRENT ASSETS
Fair value less costs to sell					308,083
Impairment expense (adjustment)					(123,713)
Carrying costs					431,796
Recoverable amount					$ 308,083